RECLASSIFICATION OF PRIOR PERIOD FIGURES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Schedule of reclassifications of prior period figures - IS

2021
As previously presented
Interest income and finance costs	$(1,296)
As currently presented
Interest income	$341
Interest and accretion expense	(1,637)
$(1,296)

Revenue
As previously presented	$4,091
Refining and transportation reclassified to operating costs	33
As currently presented	$4,124

Operating costs
As previously presented	$1,247
Refining and transportation reclassified from revenue	33
As currently presented	$1,280

Schedule of reclassifications of prior period figures - CF

2021
Operating activities – As previously presented
Other gains and losses	$(211)
Exploration paid via issuance of common shares	150
Changes in site closure provision charged to exploration expense	84
$23
Operating activities – As currently presented
Other	$23

Financing activities – As previously presented
Proceeds from the issuance of common shares, net of issuance costs	$34,442
Proceeds from the exercise of warrants	14,279
Proceeds from the exercise of stock options	475
Share issuance costs	(1,000)
$48,196
Financing activities – As currently presented
Proceeds from the issuance of common shares, net of issuance costs	$33,442
Proceeds from the issuance of stock options and warrants	14,754
$48,196